Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 24.5%
Anchorage Capital CLO Ltd., Series 2013-1A Class A2R (3 M SOFR + 1.912%), 144A 7.226%, 10/13/30@,•	$2,830	$2,829,856
Barings CLO Ltd., Series 2017-1A Class B1 (3 M SOFR + 1.962%), 144A 7.260%, 07/18/29@,•	1,500	1,499,956
Benefit Street Partners CLO VIII Ltd., Series 2015-8A Class A1AR (3 M SOFR + 1.362%, Floor 1.100%), 144A 6.679%, 01/20/31@,•	1,948	1,948,640
Catskill Park CLO Ltd., Series 2017-1A Class A2 (3 M SOFR + 1.962%, Floor 1.700%), 144A 7.279%, 04/20/29@,•	1,140	1,140,029
Crestline Denali CLO XVI Ltd., Series 2018-1A Class A (3 M SOFR + 1.382%, Floor 1.382%), 144A 6.699%, 01/20/30@,•	2,074	2,075,234
ECMC Group Student Loan Trust,
Series 2018-2A Class A (30 Day Average SOFR + 0.914%, Floor 0.800%), 144A, 6.235%, 09/25/68@,•	2,462	2,434,518
Series 2019-1A Class A1A, 144A, 2.720%, 07/25/69@	1,211	1,088,275
Elevation CLO Ltd., Series 2017-6A Class B (3 M SOFR + 2.112%, Floor 2.112%), 144A 7.426%, 07/15/29@,•	750	750,096
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 8.829%, 01/20/33@,•	1,500	1,500,453
Nassau Ltd., Series 2017-IA Class A1AS (3 M SOFR + 1.412%), 144A 6.726%, 10/15/29@,•	213	213,365
Navient Private Education Loan Trust,
Series 2015-AA Class A3 (1 M SOFR + 1.814%), 144A, 7.140%, 11/15/30@,•	991	994,467
Series 2014-AA Class A3 (1 M SOFR + 1.714%), 144A, 7.040%, 10/15/31@,•	1,303	1,305,716
Series 2015-BA Class A3 (1 M SOFR + 1.564%), 144A, 6.890%, 07/16/40@,•	1,236	1,241,018
Navient Private Education Refi Loan Trust,
Series 2020-EA Class A, 144A, 1.690%, 05/15/69@	1,364	1,236,899
Series 2021-EA Class A, 144A, 0.970%, 12/16/69@	2,422	2,094,470
	Par (000)	Value†

Navient Student Loan Trust, Series 2016-5A Class A (30 Day Average SOFR + 1.364%), 144A 6.685%, 06/25/65@,•	$3,657	$3,683,950
OZLM XI Ltd., Series 2015-11A Class A2R (3 M SOFR + 2.012%), 144A 7.329%, 10/30/30@,•	2,300	2,300,352
Palmer Square Loan Funding Ltd., Series 2021-1A Class B (3 M SOFR + 2.062%, Floor 2.062%), 144A 7.379%, 04/20/29@,•	1,610	1,610,296
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A Class A2R (3 M SOFR + 2.062%, Floor 1.800%), 144A 7.384%, 08/23/31@,•	500	500,101
Shackleton CLO Ltd., Series 2013-3A Class AR (3 M SOFR + 1.382%, Floor 1.120%), 144A 6.696%, 07/15/30@,•	759	758,953
Signal Peak CLO Ltd., Series 2018-6A Class B (3 M SOFR + 1.942%), 144A 7.261%, 07/28/31@,•	2,000	2,000,012
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 6.025%, 03/25/55•	3,297	3,249,771
SMB Private Education Loan Trust,
Series 2016-B Class A2B (1 M SOFR + 1.564%), 144A, 6.890%, 02/17/32@,•	560	560,689
Series 2014-A Class B, 144A, 4.000%, 09/15/42@	1,350	1,301,484
Series 2021-C Class B, 144A, 2.300%, 01/15/53@	2,477	2,304,393
Steele Creek CLO Ltd., Series 2014-1RA Class B (3 M SOFR + 1.762%, Floor 1.500%), 144A 7.079%, 04/21/31@,•	1,250	1,249,958
Toyota Auto Receivables Owner Trust, Series 2022-C Class A2A, 3.830%, 08/15/25	543	541,527
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M SOFR + 4.562%, Floor 4.300%), 144A 9.886%, 01/25/34@,•	2,000	2,000,006
Wind River CLO Ltd., Series 2014-1A Class BRR (3 M SOFR + 1.862%, Floor 1.600%), 144A 7.160%, 07/18/31@,•	1,500	1,499,057
TOTAL ASSET BACKED SECURITIES (Cost $46,760,694)		45,913,541

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†

COMMERCIAL MORTGAGE BACKED SECURITIES — 16.3%
BHMS, Series 2018-ATLS Class B (1 M SOFR + 1.797%, Floor 1.750%), 144A 7.122%, 07/15/35@,•	$2,000	$1,969,989
BSPRT Issuer Ltd.,
Series 2021-FL6 Class A (1 M SOFR + 1.214%, Floor 1.100%), 144A, 6.540%, 03/15/36@,•	1,922	1,906,882
Series 2021-FL6 Class B (1 M SOFR + 1.714%, Floor 1.600%), 144A, 7.040%, 03/15/36@,•	2,500	2,392,991
Citigroup Commercial Mortgage Trust, Series 2018-TBR Class D (1 M SOFR + 2.164%, Floor 1.800%), 144A 7.490%, 12/15/36@,•	1,000	990,000
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	2,450	2,430,115
FHLMC Multifamily Structured Pass Through Certificates, Series KC02 Class X3 3.072%, 08/25/25•	14,500	314,811
FREMF Mortgage Trust,
Series 2017-K727 Class C, 144A, 3.785%, 07/25/24@,•	3,500	3,460,569
Series 2015-K44 Class B, 144A, 3.718%, 01/25/48@,•	3,675	3,604,088
Series 2015-K46 Class B, 144A, 3.698%, 04/25/48@,•	1,750	1,712,847
Series 2015-K47 Class B, 144A, 3.587%, 06/25/48@,•	1,350	1,320,753
Series 2015-K49 Class B, 144A, 3.721%, 10/25/48@,•	1,750	1,703,210
Series 2016-K53 Class B, 144A, 4.024%, 03/25/49@,•	3,220	3,129,872
Series 2017-K728 Class C, 144A, 3.724%, 11/25/50@,•	1,500	1,476,653
GS Mortgage Securities Corp. Trust, Series 2018-HULA Class B (1 M SOFR + 1.553%, Floor 1.500%), 144A 6.883%, 07/15/25@,•	1,829	1,821,541
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M SOFR + 1.697%, Floor 1.650%), 144A 7.023%, 05/15/38@,•	1,500	1,488,750
Morgan Stanley Capital I Trust, Series 2015-MS1 Class A4 3.779%, 05/15/48•	1,000	972,578
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $31,575,164)		30,695,649
	Par (000)	Value†

CORPORATE BONDS — 39.8%
Apparel — 1.5%
Michael Kors USA, Inc., 144A 4.250%, 11/01/24@	$1,650	$1,626,351
Tapestry, Inc. 7.050%, 11/27/25	1,150	1,174,047
		2,800,398
Auto Manufacturers — 2.0%
Ford Motor Credit Co., LLC 2.300%, 02/10/25	2,250	2,181,903
General Motors Financial Co., Inc. 3.800%, 04/07/25	1,600	1,571,051
		3,752,954
Banks — 7.2%
Bank of America Corp., Series L 3.950%, 04/21/25	2,010	1,977,926
First Maryland Capital II (3 M SOFR + 1.112%) 6.418%, 02/01/27•	1,500	1,405,660
JPMorgan Chase & Co. (3 M SOFR + 0.580%) 0.969%, 06/23/25•	2,000	1,976,828
National Securities Clearing Corp., 144A 5.150%, 05/30/25@	1,500	1,500,212
State Street Corp. (3 M SOFR + 0.822%) 6.129%, 05/15/28•	3,805	3,551,850
Wells Fargo & Co. (3 M SOFR + 1.262%) 6.576%, 04/15/27•	3,250	3,186,118
		13,598,594
Beverages — 0.9%
Coca-Cola Europacific Partners PLC, 144A 0.800%, 05/03/24@	1,750	1,742,240
Chemicals — 2.5%
Celanese US Holdings LLC 6.350%, 11/15/28	1,000	1,036,305
The Sherwin-Williams Co. 4.050%, 08/08/24	2,250	2,235,067
W.R. Grace Holdings LLC, 144A 4.875%, 06/15/27@	1,500	1,425,492
		4,696,864
Commercial Services — 0.9%
Cintas Corp. No. 2 3.450%, 05/01/25	1,750	1,715,469
Computers — 0.3%
Hewlett Packard Enterprise Co. 1.450%, 04/01/24	500	500,000

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Cosmetics & Personal Care — 0.8%
Haleon UK Capital PLC 3.125%, 03/24/25	$1,500	$1,464,306
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500%, 01/15/25	2,500	2,457,570
Electric — 4.3%
NextEra Energy Capital Holdings, Inc. 6.051%, 03/01/25	2,000	2,007,777
Niagara Mohawk Power Corp., 144A 3.508%, 10/01/24@	2,000	1,974,608
Southern California Edison Co., Series E 3.700%, 08/01/25	2,750	2,690,113
Vistra Operations Co., LLC, 144A 4.875%, 05/13/24@	1,500	1,497,160
		8,169,658
Electronics — 1.6%
Amphenol Corp. 4.750%, 03/30/26	1,500	1,489,647
TD SYNNEX Corp. 1.250%, 08/09/24	1,500	1,475,690
		2,965,337
Entertainment — 0.8%
Warnermedia Holdings, Inc. 3.638%, 03/15/25	1,500	1,470,596
Food — 0.8%
General Mills, Inc. 5.241%, 11/18/25	1,500	1,495,636
Hand & Machine Tools — 1.8%
Regal Rexnord Corp., 144A 6.050%, 02/15/26@	1,875	1,885,392
Stanley Black & Decker, Inc. 2.300%, 02/24/25	1,500	1,457,117
		3,342,509
Healthcare Products — 1.3%
Revvity, Inc. 0.850%, 09/15/24	1,000	976,817
Zimmer Biomet Holdings, Inc. 1.450%, 11/22/24	1,500	1,459,772
		2,436,589
Healthcare Services — 0.3%
IQVIA, Inc., 144A 5.000%, 10/15/26@	500	489,295
Housewares — 0.5%
Newell Brands, Inc. 5.700%, 04/01/26	1,000	982,861
	Par (000)	Value†

Lodging — 1.0%
Hyatt Hotels Corp. 1.800%, 10/01/24	$1,875	$1,835,583
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	1,500	1,427,123
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	1,250	1,234,961
		2,662,084
Miscellaneous Manufacturing — 0.8%
Parker-Hannifin Corp. 3.650%, 06/15/24	1,500	1,493,586
Packaging and Containers — 1.9%
Graphic Packaging International LLC 4.125%, 08/15/24	2,000	1,983,000
Owens-Brockway Glass Container, Inc., 144A 6.375%, 08/15/25@	1,500	1,507,565
		3,490,565
Pipelines — 1.3%
Rockies Express Pipeline LLC, 144A 3.600%, 05/15/25@	1,500	1,464,186
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A 6.000%, 03/01/27@	1,000	984,940
		2,449,126
Real Estate Investment Trusts — 1.2%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,334,099
Semiconductors — 0.8%
Qorvo, Inc. 1.750%, 12/15/24	1,500	1,455,640
Software — 1.8%
Concentrix Corp. 6.650%, 08/02/26	2,000	2,016,282
VMware, Inc. 1.000%, 08/15/24	1,500	1,473,685
		3,489,967
Telecommunications — 0.8%
T-Mobile USA, Inc. 3.500%, 04/15/25	1,500	1,470,904
TOTAL CORPORATE BONDS (Cost $75,860,218)		74,762,430

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†

RESIDENTIAL MORTGAGE BACKED SECURITIES — 15.2%
Collateralized Mortgage Obligations — 14.5%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	$516	$487,659
Bunker Hill Loan Depositary Trust,
STEP, Series 2019-2 Class A3, 144A, 3.185%, 07/25/49@	1,478	1,393,746
Series 2020-1 Class M1, 144A, 4.353%, 02/25/55@,•	2,250	2,041,702
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	539	490,394
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1 Class A2, 144A 2.229%, 04/25/65@	1,685	1,650,621
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,259	1,061,700
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	3,880	3,364,558
Homeward Opportunities Fund I Trust, Series 2020-2 Class A2, 144A 2.635%, 05/25/65@,•	1,819	1,785,346
JP Morgan Mortgage Trust, Series 2019-9 Class A3, 144A 3.500%, 05/25/50@,•	1,178	1,035,479
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	227	207,520
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,210	1,875,036
Towd Point Mortgage Trust,
Series 2017-4 Class A1, 144A, 2.750%, 06/25/57@,•	2,553	2,443,886
Series 2020-4 Class A2, 144A, 2.500%, 10/25/60@	2,240	1,764,673
Verus Securitization Trust,
Series 2019-INV2 Class A3, 144A, 4.219%, 07/25/59@,•	627	600,113
Series 2019-INV3 Class A1, 144A, 3.692%, 11/25/59@,•	1,602	1,547,809
Series 2020-INV1 Class A1, 144A, 1.977%, 03/25/60@,•	269	266,773
Series 2020-INV1 Class A2, 144A, 3.035%, 03/25/60@,•	1,500	1,463,289
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	2,800	2,703,965
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	$1,169	$984,190
		27,168,459
Fannie Mae REMICS — 0.7%
Series 2012-152 Class TA 2.500%, 09/25/42	1,547	1,304,362
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $31,527,407)		28,472,821

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Inflation Indexed Bonds
1.250%, 04/15/28	1,028	999,060
2.375%, 10/15/28	1,761	1,803,525
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,773,564)		2,802,585
Number of Shares
SHORT-TERM INVESTMENTS — 1.5%

MONEY MARKET FUNDS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $1,654,683)	1,654,683	1,654,683
	Par (000)
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bills
5.206%, 06/27/24	$100	98,739
5.253%, 08/29/24	1,050	1,027,645
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,125,895)		1,126,384
TOTAL SHORT-TERM INVESTMENTS (Cost $2,780,578)		2,781,067
TOTAL INVESTMENTS — 98.8% (Cost $191,277,625)		$185,428,093
Other Assets & Liabilities — 1.2%		2,328,263
TOTAL NET ASSETS — 100.0%		$187,756,356

†	See Security Valuation Note in the most recent semi-annual or annual report.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Limited Maturity Bond Fund
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $116,127,510, which represents 61.9% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
STEP— Step Coupon Bond.
Country Weightings as of 3/31/2024††
United States	82%
Cayman Islands	15
United Kingdom	2
Ireland	1
Total	100%
††	% of total investments as of March 31, 2024.

Futures contracts held by the Fund at March 31, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	06/28/24	480	2,000	$102	$98,152,501	$—	$(109,581)
Long	U.S. Treasury 5 Year Note	06/28/24	80	1,000	107	8,561,250	10,492	—
							$10,492	$(109,581)

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	U.S. Treasury 10 Year Note	06/18/24	(74)	1,000	$111	$(8,198,969)	$—	$(28,460)
Short	U.S. Treasury Long Bond	06/18/24	(20)	1,000	120	(2,408,750)	—	(27,070)
							$—	$(55,530)
							$10,492	$(165,111)